Summary of Significant Accounting Policies (Potentially Dilutive Securities) (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	15,470,567	15,882,216	15,740,550	2,779,576
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	15,139,374	15,551,023	15,409,357	2,448,383
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted net loss per common share	331,193	331,193	331,193	331,193